SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule of Significant Customers) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage	39.00%	43.00%	27.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage	19.00%	17.00%	24.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage	15.00%	13.00%	11.00%